EVENTS DURING THE PERIOD (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Sep. 30, 2022	Aug. 09, 2022	Jan. 05, 2022	Aug. 13, 2021	Jun. 24, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 15, 2022
Proceeds from Loans			$ 180,000
Maturity date			Jul. 31, 2023
Proceeds from Contributed Capital			$ 5,000,000
Convertible debt			9.00%
Proceeds from convertible loan							$ 350,000	$ 1,170,000
Fair value of the convertible component		$ 51,000
Fair value of warrants		$ 354,000			$ 404,000
Fair value of conversion feature			$ 154,000		$ 308,000				$ 93,000
Convertible, beneficial conversion feature			$ 162,000	$ 670,224
Citrine S A L Hi Tech 7 L P [Member] | Lender [Member]
Maturity date	Dec. 15, 2022
Convertible debt	12.00%					12.00%
Debt instrument principal value	$ 80,000					$ 80,000
CL Agreement [Member]
Maturity date				Jul. 31, 2023
Convertible debt									9.00%
Common Stock price		$ 0.05	$ 0.05						$ 0.05
Fair value of warrants		$ 98,000
Debt principal and accrued interest			$ 1,800,000
Convertible, conversion price			$ 0.05	$ 0.10
Convertible debt		$ 1,170,000							$ 100,000
Warrants shares of common stock		5,589,172
Debt instrument principal value				$ 1,520,000
Scenario Two [Member]
Proceeds from convertible loan						5,000,000
Scenario Two [Member] | Conversion Feature [Member]
Fair value of the convertible component						12,000
Scenario Two [Member] | Conversion Feature One [Member]
Fair value of conversion feature	23,000					23,000
Scenario Two [Member] | Conversion Feature Two [Member]
Fair value of the convertible component						7,000
Scenario One [Member] | Conversion Feature [Member]
Fair value of the convertible component						48,000
Scenario One [Member] | Conversion Feature One [Member]
Fair value of conversion feature	$ 97,000					97,000
Scenario One [Member] | Conversion Feature Two [Member]
Fair value of the convertible component						4,000
Series A Warrant [Member]
Class of warrant or right, issued			6,666,667
Warrant exercisable description			the Series A warrants are exercisable beginning July 5, 2022 through July 5, 2024
Series A Warrant [Member] | CL Agreement [Member]
Warrants shares of common stock									8,333,333
Series B Warrant [Member]
Class of warrant or right, issued			6,666,667
Warrant exercisable description			the Series B warrants are exercisable beginning July 5, 2022 through July 5, 2025
Common Stock price			$ 0.05
Series B Warrant [Member] | CL Agreement [Member]
Warrants shares of common stock									8,333,333
Warrant [Member]
Fair value of warrants						255,000
Warrant One [Member]
Fair value of warrants						$ 115,000